Related Party Transactions (Details) - Related Party [Member] $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) Installment € / d	Jun. 30, 2026 EUR (€) Installment € / d	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Technical Management Agreement [Member] | Technomar [Member]
Related Party Transactions [Abstract]
Related Party Transaction Daily Management Fees (in Euro per Day) | € / d	850	850
Management fees for EU ETS and FEUM Services per day (in Euro per Day) | € / d	20.55	20.55
Newbuilding vessels monitoring fee (in Euro) | €		€ 104,000
Number of payment installments for newbuilding vessel minitoring fee (in Installment) | Installment	2	2
Management fees	$ 12,989		$ 11,466
Due from related parties	$ 1,309			$ 148
Commercial Management Agreement [Member] | Conchart [Member]
Related Party Transactions [Abstract]
Management commission fee percentage for charting and other commercial services	1.25%	1.25%
Time charter and voyage expenses-related parties	$ 4,477		$ 3,719
Due to related parties	$ 740			692
Broker fee commission percentage	1.00%	1.00%
Commission fee payable	$ 9,776			$ 9,476